Other commitments, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions [abstract]
Disclosure of commitments [text block]
(in USD million)

2019	1,584
2020	1,463
2021	1,303
2022	1,134
2023	1,050
Thereafter	4,947

Total	11,479